Statement of Cash Flows	1 Months Ended
Feb. 28, 2025 USD ($)
Statement of Cash Flows [Abstract]
Net Cash Provided by Operating Activities
Net Cash Equivalents
Cash, Beginning of the Period from February 5, 2025 (inception)
Cash, End of the Period